33. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value changes
Gains (losses) recognized in equity valuation adjustments	R$ (766,102)	R$ (71,066)	R$ (420,706)
Changes in the adjustment of equity valuation
Effects on income (expenses)	278,491
Aircraft Fuel - Operating Costs [member]
Fair value changes
Rights (obligations) with derivatives as of beginning	(20,350)
Gains (losses) recognized in income (expenses)
Gains (losses) recognized as exchange rate change
Gains (losses) recognized in equity valuation adjustments	(744,973)
Settlements (payments received) during the year	799,489
Rights (obligations) with derivatives as of ending	34,166	(20,350)
Derivative assets	39,463
Loans and financing
Derivatives liabilities	(5,297)
Changes in the adjustment of equity valuation
Balances as of beginning	(53,243)
Fair value adjustments during the year	(744,973)
Adjustments of hedge accounting of revenue
Net reversal to income (expenses)	318,140
Derecognition of hedge object	315,286
Balances as of ending	(164,789)	(53,243)
Effects on income (expenses)	(633,426)
Interest Rate Risk Derivative Contracts [member]
Fair value changes
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)
Gains (losses) recognized as exchange rate change
Gains (losses) recognized in equity valuation adjustments
Settlements (payments received) during the year
Rights (obligations) with derivatives as of ending
Derivative assets
Loans and financing
Derivatives liabilities
Changes in the adjustment of equity valuation
Balances as of beginning	(311,364)
Fair value adjustments during the year
Adjustments of hedge accounting of revenue
Net reversal to income (expenses)	8,158
Derecognition of hedge object
Balances as of ending	(303,207)	(311,364)
Effects on income (expenses)	(8,158)
Foreign Currency Risk Derivatives [member]
Fair value changes
Rights (obligations) with derivatives as of beginning	3,500
Gains (losses) recognized in income (expenses)	18,210
Gains (losses) recognized as exchange rate change
Gains (losses) recognized in equity valuation adjustments
Settlements (payments received) during the year	(20,027)
Rights (obligations) with derivatives as of ending	1,683	3,500
Derivative assets	1,683
Loans and financing
Derivatives liabilities
Changes in the adjustment of equity valuation
Balances as of beginning
Fair value adjustments during the year
Adjustments of hedge accounting of revenue
Net reversal to income (expenses)
Derecognition of hedge object
Balances as of ending
Effects on income (expenses)	18,210
Derivative Losses Capped Call - Interest Expenses [member]
Fair value changes
Rights (obligations) with derivatives as of beginning	143,969
Gains (losses) recognized in income (expenses)	(74,728)
Gains (losses) recognized as exchange rate change	18,422
Gains (losses) recognized in equity valuation adjustments
Settlements (payments received) during the year
Rights (obligations) with derivatives as of ending	87,663	143,969
Derivative assets	87,663
Loans and financing
Derivatives liabilities
Changes in the adjustment of equity valuation
Balances as of beginning
Fair value adjustments during the year
Adjustments of hedge accounting of revenue
Net reversal to income (expenses)
Derecognition of hedge object
Balances as of ending
Effects on income (expenses)	(56,306)
Exchangeable Senior Notes Derivatives [member]
Fair value changes
Rights (obligations) with derivatives as of beginning	(626,557)
Gains (losses) recognized in income (expenses)	374,994
Gains (losses) recognized as exchange rate change	(94,467)
Gains (losses) recognized in equity valuation adjustments
Settlements (payments received) during the year
Rights (obligations) with derivatives as of ending	(346,030)	(626,557)
Derivative assets
Loans and financing	(346,030)
Derivatives liabilities
Changes in the adjustment of equity valuation
Balances as of beginning
Fair value adjustments during the year
Adjustments of hedge accounting of revenue
Net reversal to income (expenses)
Derecognition of hedge object
Balances as of ending
Effects on income (expenses)	280,527
Revenue Hedge Non-Derivative [member]
Fair value changes
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)
Gains (losses) recognized as exchange rate change
Gains (losses) recognized in equity valuation adjustments
Settlements (payments received) during the year
Rights (obligations) with derivatives as of ending
Derivative assets
Loans and financing
Derivatives liabilities
Changes in the adjustment of equity valuation
Balances as of beginning	(165,436)
Fair value adjustments during the year
Adjustments of hedge accounting of revenue	(993,532)
Net reversal to income (expenses)	25,543
Derecognition of hedge object	290,345
Balances as of ending	(843,080)	(165,436)
Effects on income (expenses)	677,644
Total Derivative Financial Instruments [member]
Fair value changes
Rights (obligations) with derivatives as of beginning	(499,438)
Gains (losses) recognized in income (expenses)	318,476
Gains (losses) recognized as exchange rate change	(76,045)
Gains (losses) recognized in equity valuation adjustments	(744,973)
Settlements (payments received) during the year	779,462
Rights (obligations) with derivatives as of ending	(222,518)	(499,438)
Derivative assets	128,809
Loans and financing	(346,030)
Derivatives liabilities	(5,297)
Changes in the adjustment of equity valuation
Balances as of beginning	(530,043)
Fair value adjustments during the year	(744,973)
Adjustments of hedge accounting of revenue	(993,532)
Net reversal to income (expenses)	351,841
Derecognition of hedge object	605,631
Balances as of ending	(1,311,076)	R$ (530,043)
Effects on income (expenses)	R$ 278,491